Segment information (Tables)	6 Months Ended
Jun. 30, 2023
Segment information
Schedule of revenue from contract with customer and other income by nature

	For the three months		For the six months
	ended June 30,		ended June 30,
	2023	2022	2023	2022
Collaborative research funding	630,877	183,354	1,131,769	420,591
Other service income	1,100	3,089	2,255	9,800
Total	631,977	186,443	1,134,024	430,391

Schedule of revenue from contract with customer and other income by major counterparties

	For the three months		For the six months
	ended June 30,		ended June 30,
	2023	2022	2023	2022
Indivior PLC	630,877	183,354	1,131,769	420,591
Other counterparties	1,100	3,089	2,255	9,800
Total	631,977	186,443	1,134,024	430,391

Schedule of geographical areas

The geographical allocation of long-lived assets is detailed as follows:

	June 30,	December 31,
	2023	2022
Switzerland	306,505	452,732
France	352	357
Total	306,857	453,089

The geographical analysis of operating costs is as follows:

	For the three months		For the six months
	ended June 30,		ended June 30,
	2023	2022	2023	2022
Switzerland	3,189,652	7,267,558	6,072,960	13,264,551
United States of America	(11,863)	10,740	5,274	18,448
France	964	360	2,071	2,192
Total operating costs (note 17)	3,178,753	7,278,658	6,080,305	13,285,191